VIRTUS AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Aerospace & Defense—0.6%
Axon Enterprise, Inc.(1)	4,582	$ 802
HEICO Corp.	2,489	328
		1,130

Auto Components—0.2%
LCI Industries	2,341	315
Banks—5.7%
Banc of California, Inc.	31,231	577
Bank of Hawaii Corp.	5,667	466
Central Pacific Financial Corp.	12,692	326
First Financial Bankshares, Inc.	8,717	401
First Foundation, Inc.	3,187	84
Glacier Bancorp, Inc.	6,716	372
Hancock Whitney Corp.	19,408	914
Hilltop Holdings, Inc.	13,181	431
Hope Bancorp, Inc.	41,692	602
Investors Bancorp, Inc.	41,957	634
PacWest Bancorp	22,463	1,018
Pinnacle Financial Partners, Inc.	8,755	824
Preferred Bank	932	62
Sandy Spring Bancorp, Inc.	25,766	1,181
SouthState Corp.	5,618	419
Texas Capital Bancshares, Inc.(1)	6,727	404
TriState Capital Holdings, Inc.(1)	1,873	40
United Bankshares, Inc.	7,677	279
Valley National Bancorp	32,948	438
Western Alliance Bancorp	5,617	611
		10,083

Beverages—0.9%
Boston Beer Co., Inc. (The) Class A(1)	64	33
Celsius Holdings, Inc.(1)	1,677	151
Coca-Cola Consolidated, Inc.	3,823	1,507
		1,691

Biotechnology—6.8%
Allakos, Inc.(1)	6,111	647
Arcturus Therapeutics Holdings, Inc.(1)	751	36
Arena Pharmaceuticals, Inc.(1)	3,414	203
Arrowhead Pharmaceuticals, Inc.(1)	3,949	247
Avita Medical, Inc.(1)	4,316	76
BioCryst Pharmaceuticals, Inc.(1)	11,301	162
Biohaven Pharmaceutical Holding Co. Ltd.(1)	6,734	935
Blueprint Medicines Corp.(1)	12,596	1,295
CareDx, Inc.(1)	2,022	128
	Shares	Value

Biotechnology—continued
ChemoCentryx, Inc.(1)	1,385	$ 24
Cytokinetics, Inc.(1)	1,220	44
Deciphera Pharmaceuticals, Inc.(1)	9,944	338
Dicerna Pharmaceuticals, Inc.(1)	2,021	41
Dynavax Technologies Corp.(1)	3,211	62
Eagle Pharmaceuticals, Inc.(1)	4,775	266
Fate Therapeutics, Inc.(1)	2,947	175
Halozyme Therapeutics, Inc.(1)	5,167	210
Homology Medicines, Inc.(1)	1,234	10
Horizon Therapeutics plc(1)	6,774	742
Inovio Pharmaceuticals, Inc.(1)	3,617	26
Intellia Therapeutics, Inc.(1)	7,717	1,035
Invitae Corp.(1)	1,896	54
Kadmon Holdings, Inc.(1)	7,047	61
Karuna Therapeutics, Inc.(1)	265	32
Karyopharm Therapeutics, Inc.(1)	2,233	13
Kodiak Sciences, Inc.(1)	2,109	202
Krystal Biotech, Inc.(1)	479	25
Kura Oncology, Inc.(1)	1,744	33
MannKind Corp.(1)	9,000	39
MeiraGTx Holdings plc(1)	904	12
Mersana Therapeutics, Inc.(1)	26,785	253
Mirati Therapeutics, Inc.(1)	2,117	374
Natera, Inc.(1)	13,070	1,457
Novavax, Inc.(1)	339	70
Precision BioSciences, Inc.(1)	1,481	17
Protagonist Therapeutics, Inc.(1)	1,116	20
Rocket Pharmaceuticals, Inc.(1)	2,975	89
Sorrento Therapeutics, Inc.(1)	6,897	53
SpringWorks Therapeutics, Inc.(1)	2,852	181
Sutro Biopharma, Inc.(1)	3,869	73
TG Therapeutics, Inc.(1)	28,788	958
Turning Point Therapeutics, Inc.(1)	5,987	398
Twist Bioscience Corp.(1)	1,107	118
Ultragenyx Pharmaceutical, Inc.(1)	1,526	138
United Therapeutics Corp.(1)	1,865	344
Vanda Pharmaceuticals, Inc.(1)	1,812	31
Veracyte, Inc.(1)	1,934	90
Vericel Corp.(1)	2,693	131
Viking Therapeutics, Inc.(1)	2,828	18
Xencor, Inc.(1)	1,896	62
Y-mAbs Therapeutics, Inc.(1)	795	23
	Shares	Value

Biotechnology—continued
ZIOPHARM Oncology, Inc.(1)	7,090	$ 13
		12,084

Building Products—1.1%
Builders FirstSource, Inc.(1)	25,466	1,317
CSW Industrials, Inc.	531	68
Masonite International Corp.(1)	4,614	490
PGT Innovations, Inc.(1)	2,150	41
		1,916

Capital Markets—4.1%
AllianceBernstein Holding LP	18,122	898
Artisan Partners Asset Management, Inc. Class A	12,002	587
Barings BDC, Inc.	29,560	326
Evercore, Inc. Class A	9,076	1,213
Freedom Holding Corp. NV(1)	6,080	382
Golub Capital BDC, Inc.	22,035	348
Hercules Capital, Inc.	25,825	429
LPL Financial Holdings, Inc.	5,422	850
Main Street Capital Corp.	7,212	296
Moelis & Co. Class A	18,229	1,128
PJT Partners, Inc. Class A	10,538	834
		7,291

Chemicals—2.3%
Balchem Corp.	2,343	340
Chemours Co. (The)	9,457	275
HB Fuller Co.	26,766	1,728
Sensient Technologies Corp.	6,487	591
Trinseo SA	22,527	1,216
		4,150

Commercial Services & Supplies—0.9%
Clean Harbors, Inc.(1)	8,331	866
MSA Safety, Inc.	2,363	344
Tetra Tech, Inc.	2,243	335
		1,545

Communications Equipment—0.5%
Calix, Inc.(1)	19,244	951
Construction & Engineering—1.3%
API Group Corp.(1)	35,518	723
Construction Partners, Inc. Class A(1)	2,516	84
EMCOR Group, Inc.	5,063	584
MasTec, Inc.(1)	8,854	764
NV5 Global, Inc.(1)	1,305	128
See Notes to Schedule of Investments

VIRTUS AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Construction & Engineering—continued
Sterling Construction Co., Inc.(1)	3,874	$ 88
		2,371

Construction Materials—0.3%
Summit Materials, Inc. Class A(1)	18,442	590
Consumer Finance—0.3%
LendingClub Corp.(1)	19,394	548
Containers & Packaging—0.9%
Graphic Packaging Holding Co.	48,342	920
Silgan Holdings, Inc.	18,500	710
		1,630

Diversified Consumer Services—0.8%
Aspen Group, Inc.(1)	4,187	23
Bright Horizons Family Solutions, Inc.(1)	4,157	580
Carriage Services, Inc.	11,023	491
Grand Canyon Education, Inc.(1)	4,230	372
		1,466

Diversified Telecommunication Services—0.2%
Bandwidth, Inc. Class A(1)	947	85
Cogent Communications Holdings, Inc.	3,524	250
		335

Electric Utilities—2.0%
ALLETE, Inc.	4,293	255
Hawaiian Electric Industries, Inc.	20,039	818
IDACORP, Inc.	7,948	822
Otter Tail Corp.	16,092	901
Portland General Electric Co.	14,505	682
		3,478

Electrical Equipment—0.7%
Allied Motion Technologies, Inc.	1,455	45
FuelCell Energy, Inc.(1)	3,097	21
Generac Holdings, Inc.(1)	2,325	950
Plug Power, Inc.(1)	10,053	257
Sunrun, Inc.(1)	952	42
		1,315

Electronic Equipment, Instruments & Components—2.6%
FARO Technologies, Inc.(1)	621	41
II-VI, Inc.(1)	8,934	530
Insight Enterprises, Inc.(1)	13,891	1,251
	Shares	Value

Electronic Equipment, Instruments & Components—continued
Napco Security Technologies, Inc.(1)	2,441	$ 105
nLIGHT, Inc.(1)	16,556	467
OSI Systems, Inc.(1)	5,492	521
Sanmina Corp.(1)	23,939	923
Vishay Intertechnology, Inc.	43,163	867
		4,705

Energy Equipment & Services—0.8%
ChampionX Corp.(1)	26,819	600
DMC Global, Inc.(1)	358	13
Liberty Oilfield Services, Inc. Class A(1)	63,773	773
		1,386

Entertainment—0.9%
Liberty Media Corp-Liberty Formula One Class A(1)	17,346	816
Madison Square Garden Sports Corp. Class A(1)	3,414	635
Zynga, Inc. Class A(1)	24,935	188
		1,639

Equity Real Estate Investment—1.6%
CareTrust REIT, Inc.	9,758	199
Industrial Logistics Properties Trust	30,035	763
Innovative Industrial Properties, Inc.	442	102
Physicians Realty Trust	25,808	455
Piedmont Office Realty Trust, Inc. Class A	38,279	667
Terreno Realty Corp.	11,040	698
		2,884

Food & Staples Retailing—1.2%
Casey’s General Stores, Inc.	2,895	545
Grocery Outlet Holding Corp.(1)	2,466	53
Ingles Markets, Inc. Class A	5,220	345
PriceSmart, Inc.	4,302	334
Sprouts Farmers Market, Inc.(1)	21,236	492
Weis Markets, Inc.	5,487	288
		2,057

Food Products—3.5%
Calavo Growers, Inc.	2,307	88
Cal-Maine Foods, Inc.	16,321	590
Flowers Foods, Inc.	30,661	724
Freshpet, Inc.(1)	1,793	256
Hain Celestial Group, Inc. (The)(1)	15,937	682
Hostess Brands, Inc.(1)	44,764	778
J & J Snack Foods Corp.	4,337	663
	Shares	Value

Food Products—continued
John B Sanfilippo & Son, Inc.	9,091	$ 743
Lancaster Colony Corp.	4,101	692
S&W Seed Co.(1)	116,298	301
Sanderson Farms, Inc.	2,184	411
SunOpta, Inc.(1)	27,068	242
Tootsie Roll Industries, Inc.	4,133	126
		6,296

Gas Utilities—0.1%
ONE Gas, Inc.	3,278	208
Healthcare Equipment & Supplies—5.5%
Axogen, Inc.(1)	2,168	34
Axonics, Inc.(1)	14,228	926
BioLife Solutions, Inc.(1)	3,163	134
Cerus Corp.(1)	8,688	53
CONMED Corp.	12,508	1,636
CryoLife, Inc.(1)	1,242	28
CryoPort, Inc.(1)	3,643	242
Envista Holdings Corp.(1)	5,286	221
Establishment Labs Holdings, Inc.(1)	10,866	778
Globus Medical, Inc. Class A(1)	11,146	854
Inari Medical, Inc.(1)	8,841	717
Integer Holdings Corp.(1)	10,852	969
Lantheus Holdings, Inc.(1)	1,690	43
Meridian Bioscience, Inc.(1)	9,085	175
Mesa Laboratories, Inc.	251	76
OrthoPediatrics Corp.(1)	1,707	112
Shockwave Medical, Inc.(1)	2,732	562
SI-BONE, Inc.(1)	22,861	490
Surmodics, Inc.(1)	1,081	60
West Pharmaceutical Services, Inc.	3,982	1,691
		9,801

Healthcare Providers & Services—2.8%
Addus HomeCare Corp.(1)	871	70
Apollo Medical Holdings, Inc.(1)	1,000	91
Castle Biosciences, Inc.(1)	871	58
Chemed Corp.	1,598	743
Encompass Health Corp.	5,285	397
Ensign Group, Inc. (The)	3,353	251
Guardant Health, Inc.(1)	1,316	165
Joint Corp. (The)(1)	3,521	345
LHC Group, Inc.(1)	1,722	270
ModivCare, Inc.(1)	562	102
Ontrak, Inc.(1)	1,872	19
R1 RCM, Inc.(1)	26,676	587
RadNet, Inc.(1)	3,528	103
See Notes to Schedule of Investments

VIRTUS AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—continued
Tenet Healthcare Corp.(1)	26,256	$ 1,744
		4,945

Healthcare Technology—0.6%
Health Catalyst, Inc.(1)	9,802	490
Omnicell, Inc.(1)	3,842	570
Vocera Communications, Inc.(1)	1,626	75
		1,135

Hotels, Restaurants & Leisure—2.5%
Boyd Gaming Corp.(1)	12,520	792
Everi Holdings, Inc.(1)	2,458	59
Kura Sushi USA, Inc. Class A(1)	2,257	99
Lindblad Expeditions Holdings, Inc.(1)	43,399	633
Planet Fitness, Inc. Class A(1)	7,771	610
Red Rock Resorts, Inc. Class A(1)	45,288	2,320
		4,513

Household Durables—0.6%
La-Z-Boy, Inc.	9,850	318
Lennar Corp. Class B	7,721	599
LGI Homes, Inc.(1)	740	105
		1,022

Household Products—0.2%
WD-40 Co.	1,680	389
Insurance—1.2%
AMERISAFE, Inc.	6,940	390
Donegal Group, Inc. Class A	19,442	282
Employers Holdings, Inc.	2,260	89
Enstar Group Ltd.(1)	699	164
Kemper Corp.	6,372	426
NI Holdings, Inc.(1)	4,406	77
Palomar Holdings, Inc.(1)	683	55
RLI Corp.	4,949	496
Safety Insurance Group, Inc.	2,716	215
		2,194

Interactive Media & Services—0.1%
EverQuote, Inc. Class A(1)	1,235	23
QuinStreet, Inc.(1)	3,812	67
		90

Internet & Direct Marketing Retail—0.1%
Overstock.com, Inc.(1)	1,146	89
IT Services—1.6%
Brightcove, Inc.(1)	5,628	65
	Shares	Value

IT Services—continued
Hackett Group, Inc. (The)	2,730	$ 54
Limelight Networks, Inc.(1)	5,209	12
Paysign, Inc.(1)	3,511	9
Perficient, Inc.(1)	9,951	1,151
Repay Holdings Corp.(1)	9,371	216
Shift4 Payments, Inc. Class A (1)	6,096	473
Switch, Inc. Class A	37,269	946
		2,926

Leisure Products—1.6%
Acushnet Holdings Corp.	10,150	474
Malibu Boats, Inc. Class A(1)	7,175	502
YETI Holdings, Inc.(1)	22,531	1,931
		2,907

Life Sciences Tools & Services—1.7%
Adaptive Biotechnologies Corp.(1)	3,974	135
Charles River Laboratories International, Inc.(1)	3,254	1,343
Codexis, Inc.(1)	2,362	55
Medpace Holdings, Inc.(1)	2,825	535
NanoString Technologies, Inc.(1)	7,203	346
NeoGenomics, Inc.(1)	9,838	474
Quanterix Corp.(1)	2,684	134
		3,022

Machinery—2.1%
Chart Industries, Inc.(1)	4,187	800
Columbus McKinnon Corp.	1,161	56
ITT, Inc.	7,336	630
Kadant, Inc.	597	122
Shyft Group, Inc. (The)	2,610	99
SPX Corp.(1)	13,191	705
Terex Corp.	31,519	1,327
		3,739

Marine—1.0%
Matson, Inc.	21,206	1,712
Media—1.6%
Cable One, Inc.	359	651
Cardlytics, Inc.(1)	904	76
Liberty Broadband Corp. Class A(1)	5,004	842
Magnite, Inc.(1)	6,924	194
TechTarget, Inc.(1)	2,748	227
WideOpenWest, Inc.(1)	39,913	784
		2,774

Metals & Mining—0.5%
Hecla Mining Co.	32,795	180
MP Materials Corp.(1)	11,677	376
	Shares	Value

Metals & Mining—continued
Southern Copper Corp.	6,687	$ 376
		932

Mortgage Real Estate Investment Trusts (REITs)—0.6%
AG Mortgage Investment Trust, Inc.	26,339	301
Arbor Realty Trust, Inc.	40,263	746
		1,047

Multiline Retail—0.7%
Macy’s, Inc.	55,564	1,256
Multi-Utilities—0.6%
Avista Corp.	7,105	278
Black Hills Corp.	10,416	654
Unitil Corp.	4,690	200
		1,132

Oil, Gas & Consumable Fuels—3.5%
Cimarex Energy Co.	17,511	1,527
Diamondback Energy, Inc.	7,976	755
Hess Midstream LP Class A	20,266	572
Magnolia Oil & Gas Corp. Class A	73,688	1,311
Ovintiv, Inc.	43,083	1,417
Penn Virginia Corp.(1)	24,201	645
		6,227

Paper & Forest Products—0.5%
Louisiana-Pacific Corp.	14,774	907
Personal Products—1.2%
Beauty Health Co. (The)(1)	7,854	204
BellRing Brands, Inc. Class A(1)	27,794	854
Medifast, Inc.	2,159	416
Nu Skin Enterprises, Inc. Class A	6,620	268
USANA Health Sciences, Inc.(1)	4,968	458
		2,200

Pharmaceuticals—1.9%
Alpha Teknova, Inc.(1)	18,031	449
Amphastar Pharmaceuticals, Inc.(1)	2,148	41
ANI Pharmaceuticals, Inc.(1)	796	26
Antares Pharma, Inc.(1)	13,106	48
Arvinas, Inc.(1)	194	16
ATAI Life Sciences NV(1)	12,764	189
Axsome Therapeutics, Inc.(1)	949	31
Cara Therapeutics, Inc.(1)	1,372	21
Catalent, Inc.(1)	11,370	1,513
See Notes to Schedule of Investments

VIRTUS AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Pharmaceuticals—continued
Collegium Pharmaceutical, Inc.(1)	2,276	$ 45
Omeros Corp.(1)	1,328	18
Prestige Consumer Healthcare, Inc.(1)	15,508	870
Provention Bio, Inc.(1)	1,523	10
Revance Therapeutics, Inc.(1)	1,592	44
		3,321

Professional Services—1.9%
ASGN, Inc.(1)	5,384	609
CRA International, Inc.	1,059	105
Franklin Covey Co.(1)	1,156	47
Heidrick & Struggles International, Inc.	18,448	824
ICF International, Inc.	6,988	624
Kforce, Inc.	810	48
ManTech International Corp. Class A	10,431	792
Science Applications International Corp.	3,351	287
		3,336

Real Estate Management & Development—0.1%
eXp World Holdings, Inc.	2,252	90
Road & Rail—0.5%
Saia, Inc.(1)	4,106	977
Semiconductors & Semiconductor Equipment—4.5%
ACM Research, Inc. Class A(1)	598	66
Amkor Technology, Inc.	50,789	1,267
Axcelis Technologies, Inc.(1)	2,001	94
FormFactor, Inc.(1)	1,906	71
Ichor Holdings Ltd.(1)	39,362	1,617
Kulicke & Soffa Industries, Inc.	22,749	1,326
MACOM Technology Solutions Holdings, Inc.(1)	14,719	955
MaxLinear, Inc.(1)	16,975	836
Onto Innovation, Inc.(1)	6,248	452
SunPower Corp.(1)	19,401	440
Ultra Clean Holdings, Inc.(1)	19,631	836
		7,960

Software—3.6%
Agilysys, Inc.(1)	2,263	119
Asana, Inc. Class A(1)	3,649	379
Box, Inc. Class A(1)	19,785	468
Cerence, Inc.(1)	4,582	440
Cornerstone OnDemand, Inc.(1)	10,634	609
Digital Turbine, Inc.(1)	3,420	235
Domo, Inc. Class B(1)	1,409	119
LivePerson, Inc.(1)	5,634	332
Model N, Inc.(1)	1,875	63
OneSpan, Inc.(1)	621	12
	Shares	Value

Software—continued
Paylocity Holding Corp.(1)	3,564	$ 999
PROS Holdings, Inc.(1)	496	18
Riot Blockchain, Inc.(1)	1,957	50
Sapiens International Corp. NV	2,470	71
Smartsheet, Inc. Class A(1)	11,712	806
Tenable Holdings, Inc.(1)	6,940	320
Upland Software, Inc.(1)	2,056	69
Varonis Systems, Inc.(1)	21,223	1,291
Zix Corp.(1)	7,572	54
		6,454

Specialty Retail—4.9%
Asbury Automotive Group, Inc.(1)	5,353	1,053
Boot Barn Holdings, Inc.(1)	1,325	118
Camping World Holdings, Inc. Class A	16,176	629
Dick’s Sporting Goods, Inc.	12,108	1,450
Floor & Decor Holdings, Inc. Class A(1)	4,623	558
Genesco, Inc.(1)	15,963	922
Hibbett, Inc.	17,982	1,272
Lithia Motors, Inc.	2,156	683
Rent-A-Center, Inc.	21,538	1,211
Shoe Carnival, Inc.	16,169	524
TravelCenters of America, Inc.(1)	6,546	326
		8,746

Specialty Stores—0.3%
National Vision Holdings, Inc.(1)	8,349	474
Textiles, Apparel & Luxury Goods—2.7%
Capri Holdings Ltd.(1)	15,443	747
Crocs, Inc.(1)	18,259	2,620
Deckers Outdoor Corp.(1)	1,477	532
Oxford Industries, Inc.	9,550	861
		4,760

Thrifts & Mortgage Finance—1.4%
Capitol Federal Financial, Inc.	36,731	422
Flagstar Bancorp, Inc.	24,624	1,250
Meridian Bancorp, Inc.	2,720	57
PCSB Financial Corp.	4,231	78
Premier Financial Corp.	1,864	59
Waterstone Financial, Inc.	30,426	624
		2,490

Trading Companies & Distributors—3.0%
Boise Cascade Co.	14,503	783
GMS, Inc.(1)	26,154	1,145
MSC Industrial Direct Co., Inc. Class A	3,681	295
Rush Enterprises, Inc. Class A	34,075	1,539
	Shares	Value

Trading Companies & Distributors—continued
WESCO International, Inc.(1)	13,604	$ 1,569
		5,331

Water Utilities—1.6%
American States Water Co.	14,845	1,269
Cadiz, Inc.(1)	20,539	145
California Water Service Group	13,410	790
Middlesex Water Co.	531	55
SJW Group	9,012	595
		2,854

Total Common Stocks (Identified Cost $135,256)		173,816

Master Limited Partnerships and Related Companies—0.4%
Downstream/Other—0.4%
Enviva Partners LP	7,541	408
Sunoco LP	5,792	216
		624

Total Master Limited Partnerships and Related Companies (Identified Cost $430)		624

Total Long-Term Investments—97.9% (Identified Cost $135,686)		174,440

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	4,795,800	4,796
Total Short-Term Investment (Identified Cost $4,796)		4,796

TOTAL INVESTMENTS—100.6% (Identified Cost $140,482)		$179,236
Other assets and liabilities, net—(0.6)%		(1,034)
NET ASSETS—100.0%		$178,202

Abbreviations:
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$173,816	$173,816
Master Limited Partnerships and Related Companies	624	624
Money Market Mutual Fund	4,796	4,796
Total Investments	$179,236	$179,236
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.